Operating expenses by nature	6 Months Ended
Jun. 30, 2025
Operating expenses by nature
Operating expenses by nature

11. Operating expenses by nature[1]

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Employee costs[2,3]	$7,729	$5,107	$11,551	$9,675
Office, insurance and other expenses	1,059	1,454	2,257	2,785
Professional services[3]	1,623	1,300	1,986	1,713
Total general administration and business development costs	$10,411	$7,861	$15,794	$14,173

1.Includes general administration costs and business development costs.

2.

Includes share-based compensation expense for the three and six months ended June 30, 2025 of $5.1 million and $8.6 million, respectively (2024: $2.3 million and $4.2 million), of which $3.3 million and $5.2 million, respectively (2024: $0.7 million and $1.2 million) related to mark-to-market remeasurements as a result of increases in the Company’s share price over the respective periods.

3.Certain costs have been presented within business development costs due to their nature.